MAINSTAY VP FUNDS TRUST

MainStay VP ICAP Select Equity Portfolio

Supplement dated September 28, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Funds Trust (“Trust”) regarding MainStay VP ICAP Select Equity Portfolio (“Portfolio”), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

Effective September 28, 2012, Thomas M. Cole will become an additional portfolio manager for the MainStay VP ICAP Select Equity Portfolio. Accordingly, the Prospectus is revised as follows:

1.	In the section entitled “Management” on page 18, the table is hereby amended to include Thomas M. Cole as a portfolio manager for the Portfolio.

Subadvisor	Portfolio Managers	Service Date
Institutional Capital LLC	Thomas M. Cole, Senior Executive Vice President & Co-Director of Research	Since September 2012

2.	In the “The Fund and its Management” section, the “Portfolio Manager Biographies” subsection beginning on page 121 is hereby amended to include Thomas M. Cole, and to provide his biographical information as follows:

Thomas M. Cole, CFA	Mr. Cole has managed the MainStay VP ICAP Select Equity Portfolio since September 2012. He joined ICAP in April 2012 and is a Senior Executive Vice President and Co-Director of Research, as well as a senior member of the portfolio management team, and a member of ICAP’s Executive Management Committee. Prior to joining ICAP, Mr. Cole was with UBS Global Asset Management for 11 years and most recently held the position of Head of U.S. Equities, where he had portfolio management responsibility for all U.S. value portfolios. Mr. Cole received a BA and an MBA from the University of Wisconsin-Madison. Mr. Cole has been in the investment management industry since 1985 and is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY VP FUNDS TRUST

MainStay VP ICAP Select Equity Portfolio

Supplement dated September 28, 2012 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the SAI for MainStay VP ICAP Select Equity Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective September 28, 2012, Thomas M. Cole will become an additional portfolio manager for the MainStay VP ICAP Select Equity Portfolio. Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 67, the table is hereby amended to include the following information for Thomas M. Cole as a portfolio manager for MainStay VP ICAP Select Equity Portfolio. The number of accounts and asset information presented in columns 3 through 8 is as of June 30, 2012.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Thomas M. Cole	MainStay VP ICAP Select Equity Portfolio	15 RICs $9,934,000,000	12 Accounts $1,874,000,000	126 Accounts $10,159,000,000	0	0	10 Accounts $$1,090,000,000

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 70, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Thomas M. Cole, as of August 31, 2012.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Thomas M. Cole	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.